Debt (Summary of Outstanding Debt) (Details)	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 EUR (€)	Sep. 30, 2016 USD ($)
Principal outstanding
Short-term debt			$ 62,000,000	$ 33,000,000
Total long-term debt			5,328,000,000	4,931,000,000
Capital lease obligations			29,000,000	0
Less: current maturities			(64,000,000)	(162,000,000)
Total long-term debt, less current maturities			5,264,000,000	4,769,000,000
Carrying amount
Short-term debt			62,000,000	33,000,000
Total long-term debt			5,281,000,000	4,878,000,000
Capital lease obligations			29,000,000	0
Less: current maturities			(64,000,000)	(161,000,000)
Total long-term debt, less current maturities			5,217,000,000	4,717,000,000
Revolving credit facilities
Principal outstanding
Total long-term debt			122,000,000	0
Carrying amount
Total long-term debt			122,000,000	0
Term loan facilities | U.S. dollar at LIBOR plus 1.50% due 2022
Principal outstanding
Total long-term debt			741,000,000
Carrying amount
Total long-term debt			735,000,000
Basis spread on variable rate (as a percent)	1.50%
Term loan facilities | Euro at EURIBOR plus 1.50% due 2022
Principal outstanding
Total long-term debt			324,000,000
Carrying amount
Total long-term debt			324,000,000
Basis spread on variable rate (as a percent)	1.50%
Debt instrument, face amount | €	€ 270,000,000
Term loan facilities | US Dollar at LIBOR Plus 1.75% Percentage due 2018
Principal outstanding
Total long-term debt				654,000,000
Carrying amount
Total long-term debt				649,000,000
Basis spread on variable rate (as a percent)		1.75%
Term loan facilities | Euro at EURIBOR Plus 1.75% due 2018
Principal outstanding
Total long-term debt				61,000,000
Carrying amount
Total long-term debt				61,000,000
Basis spread on variable rate (as a percent)		1.75%
Debt instrument, face amount | €		€ 58,000,000
Term loan facilities | Farm credit facility at LIBOR plus 2.00% due 2019
Principal outstanding
Total long-term debt			0	351,000,000
Carrying amount
Total long-term debt			0	347,000,000
Basis spread on variable rate (as a percent)	2.00%
Senior notes and debentures: | €650 at 4.0% due 2022
Principal outstanding
Total long-term debt			781,000,000	684,000,000
Carrying amount
Total long-term debt			$ 774,000,000	676,000,000
Debt instrument stated percentage	4.00%		4.00%
Debt instrument, face amount | €	€ 650,000,000
Senior notes and debentures: | U. S. dollar at 4.50% due 2023
Principal outstanding
Total long-term debt			$ 1,000,000,000	1,000,000,000
Carrying amount
Total long-term debt			$ 992,000,000	991,000,000
Debt instrument stated percentage	4.50%		4.50%
Senior notes and debentures: | €600 at 2.625% due 2024
Principal outstanding
Total long-term debt			$ 720,000,000	631,000,000
Carrying amount
Total long-term debt			$ 713,000,000	623,000,000
Debt instrument stated percentage	2.625%		2.625%		2.625%	2.625%
Debt instrument, face amount | €	€ 600,000,000				€ 600,000,000
Senior notes and debentures: | €600 at 3.375% due 2025
Principal outstanding
Total long-term debt			$ 720,000,000	631,000,000
Carrying amount
Total long-term debt			$ 711,000,000	622,000,000
Debt instrument stated percentage	3.375%		3.375%
Debt instrument, face amount | €	€ 600,000,000
Senior notes and debentures: | U.S. dollar at 4.25% due 2026
Principal outstanding
Total long-term debt			$ 400,000,000	400,000,000		$ 400,000,000
Carrying amount
Total long-term debt			$ 393,000,000	393,000,000
Debt instrument stated percentage	4.25%		4.25%		4.25%	4.25%
Senior notes and debentures: | U.S. dollar at 7.375% due 2026
Principal outstanding
Total long-term debt			$ 350,000,000	350,000,000
Carrying amount
Total long-term debt			$ 347,000,000	347,000,000
Debt instrument stated percentage	7.375%		7.375%
Senior notes and debentures: | U.S. dollar at 7.50% due 2096
Principal outstanding
Total long-term debt			$ 40,000,000	45,000,000
Carrying amount
Total long-term debt			$ 40,000,000	45,000,000
Debt instrument stated percentage	7.50%		7.50%
Other indebtedness, fixed rate
Principal outstanding
Total long-term debt			$ 96,000,000	122,000,000
Carrying amount
Total long-term debt			96,000,000	122,000,000
Other indebtedness, variable rate
Principal outstanding
Total long-term debt			5,000,000	2,000,000
Carrying amount
Total long-term debt			$ 5,000,000	$ 2,000,000
Average variable rates	2.81%		2.81%
Minimum | Other indebtedness, fixed rate
Carrying amount
Debt instrument stated percentage	3.94%		3.94%
Maximum | Other indebtedness, fixed rate
Carrying amount
Debt instrument stated percentage	7.50%		7.50%